Location and Amount of Derivative Financial Instruments in Comprehensive Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	¥ (41)	¥ 52	¥ 63
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	34	177	(157)
Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)	(14)	9	(15)
Cash Flow Hedging | Foreign currency forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	(51)	27	25
Cash Flow Hedging | Foreign currency forward contracts | Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	12	(102)	(2)
Cash Flow Hedging | Foreign currency forward contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	9	259	(139)
Cash Flow Hedging | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)	(14)	9	(15)
Cash Flow Hedging | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	10	25	38
Cash Flow Hedging | Interest rate swaps | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	13	20	20
Cash Flow Hedging | Interest rate swaps | Equity in earnings (losses) of affiliates and unconsolidated subsidiaries
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)			(36)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	(1,317)	(3,098)	3,220
Not Designated as Hedging Instrument | Foreign currency forward contracts | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	(1,310)	(3,114)	3,219
Not Designated as Hedging Instrument | Currency swaps | Foreign currency transaction gains (losses), net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income	¥ (7)	¥ 16	¥ 1